LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted Loss Per Share
The following is a reconciliation for the calculation of basic and diluted loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2024	2023
Net Income (Loss) Attributable to the Company	$519	$(98,270)
Less: Dividends and Increase in Redemption Values of GH Group Preferred Shares	(15,959)	(18,443)
Adjusted Net Loss Attributable to the Company	$(15,440)	$(116,713)

Weighted-Average Shares Outstanding - Basic	75,229,075	72,028,902
Weighted-Average Shares Outstanding - Diluted	75,229,075	72,028,902

Loss Per Share - Basic	$(0.21)	$(1.62)
Loss Per Share - Diluted	$(0.21)	$(1.62)

Schedule of Antidilutive Securities Excluded from Computation of Loss Per Share
The following common equivalent shares were excluded from the Loss Per Share - Diluted calculation because their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2024	2023
Stock Award Plans	3,863,288	3,969,369
Warrants	44,384,041	47,318,882
Contingent Shares	3,000,000	3,000,000
Convertible Debentures	2,762,051	3,467,523
Total	54,009,380	57,755,774